Note 6 - Other Operating Income (Details Textual) - M/V EM Oinousses [Member] - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Jan. 31, 2020	Sep. 30, 2020
Vessel Evaluation, Unrepaired Damage Claim	$ 2.7
Vessel Evaluation, Damage Repair Paid		$ 2.2
Vessel Evaluation, Receivable		0.8
Vessel Evaluation, General Average Claim		0.3
Other Operating Income [Member]
Vessel Evaluation, Other Operating Income		$ 2.7